U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1. Name and address of issuer:

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                             Houston, Texas 77019

2. Name of each series or class of funds for which this notice is filed:

   Sierra Variable Trust International Growth Fund, Sierra Variable Trust Short Term Global Government Fund, Sierra Variable Trust Growth Fund, Sierra Variable Trust Global Money Fund, Sierra Variable Trust U.S. Government Fund, Sierra Variable Trust Growth & Income Fund, Sierra Variable Trust Corporate Income Fund, Sierra Variable Trust Short Term High Quality Bond Fund, Sierra Variable Trust Emerging Growth Fund, Van Kampen American Capital Life Investment Trust Money Market Fund, Van Kampen American Capital Life Investment Trust Domestic Strategic Income Fund, Van Kampen American Capital Life Investment Trust Common Stock Fund, Van Kampen American Capital Life Investment Trust Government Fund, Van Kampen American Capital Life Investment Trust Multiple Strategy Fund, Van Kampen American Capital Comstock Fund, Van Kampen American Capital Corporate Bond Fund, Van Kampen American Capital Reserve Fund, Van Kampen American Capital High Income Corporate Bond Fund, Fidelity Variable Insurance Product Asset
   Manager Portfolio, Fidelity Variable Insurance Product Asset Manager Portfolio, Fidelity Variable Insurance Product Overseas Portfolio, Fidelity Variable Insurance Product Index 500 Portfolio, Neuberger & Berman Advisors Management Trust Balanced Portfolio, Neuberger & Berman Advisors Management Trust Partners Portfolio, American General Series Portfolio Company Stock Index Fund, American General Series Portfolio Company Social Awareness Fund, American General Series Portfolio Company International Equities Fund

3. Investment Company Act File Number:                       811-2441

   Securities Act File Number:                               2-49805; 33-43390;
                                                             33-57730

4. Last day of fiscal year for which this notice is filed:   12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                Not  Applicable                            [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(l), if applicable (see Instruction A.6):

                                Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     None

9. Number and aggregate sale price of securities sold during the fiscal year:

                       48,897,535.069 units; $64,065,013

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                       48,897,535.069 units; $64,065,013

11.Number and aggregate sale price of securities issued during the fiscal year
   in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
   Instruction B.7):

                                Not Applicable

12.Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the fiscal               $ 64,065,013
        year in reliance on rule 24f-2 (from Item 10):                            ----------

   (ii) Aggregate  price of  shares  issued  in  connection  with               +     N/A
        dividend   reinvestment   plans   (from   Item   11,   if                 ----------
        applicable):

   (iii)Aggregate price of shares redeemed or repurchased  during               - 30,199,724
        the fiscal year (if applicable):                                          ----------

   (iv) Aggregate  price of shares  redeemed or  repurchased  and               +     N/A
        previously applied as a reduction to filing fees pursuant                 ----------
        to rule 24e-2 (if applicable):

   (v)  Net aggregate  price of securities sold and issued during                 33,865,289
        the fiscal year in reliance on rule 24f-2 [line (I), plus                 ----------
        line  (ii),   less  line  (iii),   plus  line  (iv)]  (if
        applicable):

   (vi) Multiplier  prescribed by Section 6(b) of the  Securities               x   1/3300
        Act of 1933 or other  applicable  law or regulation  (see                 ----------
        Instruction C.6):

   (vii)Fee due [line (I) or line (v) multiplied by line (vi)]:                 $ 10,262.21
                                                                                  ==========

Instruction:   Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [X]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 24, 1996


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

Date: February 24, 1997   By:/s/ ROBERT F. HERBERT
                             ---------------------------------------
                             Robert F. Herbert
                             Senior Vice President and Chief Financial Officer